Property, equipment and software, net (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property equipment and software

Property, equipment and software, net, consisted of the following:

	As of September 30,
	2023	2024

Vending machine	$779	$810
Leasehold improvement	437	516
Electronic equipment	489	508
Copyright licenses	356	370
Software	257	267
Office furniture	21	22
Total	$2,339	$2,493
Less: Accumulated depreciation and amortization	(1,898)	(2,066)
Property, equipment and software, net	$441	$427